Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Total cost	$ 39,560	$ 39,560
Accumulated depreciation	(21,458)	(10,050)
Total property and equipment, net	18,102	29,510
Furniture and fixtures [Member]
Cost
Total cost	13,341	13,341
Software [Member]
Cost
Total cost	$ 26,219	$ 26,219